Banc of America Commercial Mortgage Inc.
Series 2008-1
Reporting Package Table of Contents
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Administrator:
Nick Xeros 312.904.0708
nick.xeros@lasallegts.com
Analyst:
Alex de la Rosa 312.992.2745
alexander.de.la.rosa@lasallegts.com
Statement Date:
135 S. LaSalle Street, Suite 1625
Chicago, IL 60603
USA
Statements to Certificateholders
Cash Reconciliation Summary
Shortfall Summary Report
Bond Interest Reconciliation
Bond Interest Reconciliation
Bond Principal Reconciliation
Rating Information
Asset-Backed Facts ~ 15 Month Loan Status Summary
Delinquent Loan Detail
Asset-Backed Facts ~ 15 Month Loan Payoff/Loss Summary
Page 2-4
Page 5-7

Page 9-10
Page 11-12
Page 13-14
Page 15-16

Page 18-19

Historical Collateral Level Payoff Report
Mortgage Loan Characteristics
Loan Level Detail
Appraisal Reduction Detail
Specially Serviced (Part I) - Loan Detail
Specially Serviced (Part II) - Servicer Comments
Modified Loan Detail

Page 22-24
Page 25-29

Page(s)
Information is available for this issue from the following sources
Issue Id:
Monthly Data File
Name:
BACM0801
BACM0801_200812_3.ZIP
Summary of Loan Maturity Extensions
Realized Loss Detail
Other Related Information - Expense and Indemnification Detail

Parties to the Transaction
800.246.5761
LaSalle Global Trust Services Factor Line
LaSalle Global Trust Services Web Site
Servicer Web Site
www.bankofamerica.com
www.etrustee.net
Master Servicer: Bank of America, National Association/Bank of America, N.A.
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's Ratings Services
Special Servicer: CW Capital Asset Management LLC
Underwriter: Banc of America Securities LLC/Barclays Capital Inc./Citigroup Global Markets Inc.
Depositor: Banc of America Commercial Mortgage Inc.
Trustee: Wells Fargo Bank, N.A.
Closing Date:
27-Jun-2008
First Payment Date:
10-Jul-2008
Rated Final Payment Date:
10-Feb-2051
Determination Date:
4-Dec-2008
Trust Collection Period
11/5/2008 - 12/4/2008
Collateral Realized Loss

Historical REO Report

Material Breaches Detail

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
6.297164%
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Banc of America Commercial Mortgage Inc.
Series 2008-1
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
101
REMIC II
Statement Date:
947.875236667
11.657830476
0.000000000
936.217406190
4.161172381
Fixed
0.00
0.00
0.000000000
5.2680000000%
0.000000000
05952AAA2
A-1
21,000,000.00
244,814.44
0.00
19,660,565.53
87,384.62
19,905,379.97
1000.000000000
0.000000000
0.000000000
1000.000000000
5.017500000
Fixed
0.00
0.00
0.000000000
6.0210000000%
0.000000000
05952AAB0
A-2
28,000,000.00
0.00
0.00
28,000,000.00
140,490.00
28,000,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.100520400
6.1206407426%
0.00
0.00
0.000000000
6.1206244303%
0.000000000
05952AAC8
A-3
75,000,000.00
0.00
0.00
75,000,000.00
382,539.03
75,000,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.144166765
6.1730000000%
0.00
0.00
0.000000000
6.1730000000%
0.000000000
05952AAD6
A-SB
34,000,000.00
0.00
0.00
34,000,000.00
174,901.67
34,000,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.131353694
6.1576407426%
0.00
0.00
0.000000000
6.1576244303%
0.000000000
05952AAE4
A-4
505,550,000.00
0.00
0.00
505,550,000.00
2,594,155.86
505,550,000.00
999.150547877
0.192896645
0.000000000
998.957651232
5.090359317
6.1136407426%
0.00
0.00
0.000000000
6.1136244303%
0.000000000
05952AAF1
A-1A
225,233,000.00
43,446.69
0.00
224,998,228.66
1,146,516.90
225,041,675.35
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187030
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAG9
A-M
126,969,000.00
0.00
0.00
126,969,000.00
656,072.57
126,969,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187071
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAH7
A-J
79,355,000.00
0.00
0.00
79,355,000.00
410,042.13
79,355,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187062
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAL8/U0595UAB7
B
14,284,000.00
0.00
0.00
14,284,000.00
73,808.10
14,284,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187062
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAN4/U0595UAC5
C
14,284,000.00
0.00
0.00
14,284,000.00
73,808.10
14,284,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167186966
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAQ7/U0595UAD3
D
11,109,000.00
0.00
0.00
11,109,000.00
57,402.28
11,109,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167186966
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAS3/U0595UAE1
E
11,109,000.00
0.00
0.00
11,109,000.00
57,402.28
11,109,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167186966
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAU8/U0595UAF8
F
11,109,000.00
0.00
0.00
11,109,000.00
57,402.28
11,109,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187303
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAW4/U0595UAG6
G
12,696,000.00
0.00
0.00
12,696,000.00
65,602.61
12,696,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187062
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952AAY0/U0595UAH4
H
14,284,000.00
0.00
0.00
14,284,000.00
73,808.10
14,284,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187062
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952ABA1/U0595UAJ0
J
14,284,000.00
0.00
0.00
14,284,000.00
73,808.10
14,284,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
5.167187062
6.2006407426%
0.00
0.00
0.000000000
6.2006244303%
0.000000000
05952ABC7/U0595UAK7
K
14,284,000.00
0.00
0.00
14,284,000.00
73,808.10
14,284,000.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
6.297164%
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Banc of America Commercial Mortgage Inc.
Series 2008-1
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
101
REMIC II
Statement Date:
1000.000000000
0.000000000
0.000000000
1000.000000000
3.860833558
4.6330000000%
0.00
0.00
0.000000000
4.6330000000%
0.000000000
05952ABE3/U0595UAL5
L
11,109,000.00
0.00
0.00
11,109,000.00
42,890.00
11,109,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.860833858
4.6330000000%
0.00
0.00
0.000000000
4.6330000000%
0.000000000
05952ABG8/U0595UAM3
M
4,761,000.00
0.00
0.00
4,761,000.00
18,381.43
4,761,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.860833333
4.6330000000%
0.00
0.00
0.000000000
4.6330000000%
0.000000000
05952ABJ2/U0595UAN1
N
6,348,000.00
0.00
0.00
6,348,000.00
24,508.57
6,348,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.860834909
4.6330000000%
0.00
0.00
0.000000000
4.6330000000%
0.000000000
05952ABL7/U0595UAP6
O
3,174,000.00
0.00
0.00
3,174,000.00
12,254.29
3,174,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.860833858
4.6330000000%
0.00
0.00
0.000000000
4.6330000000%
0.000000000
05952ABN3/U0595UAQ4
P
4,761,000.00
0.00
0.00
4,761,000.00
18,381.43
4,761,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.860834909
4.6330000000%
0.00
0.00
0.000000000
4.6330000000%
0.000000000
05952ABQ6/U0595UAR2
Q
3,174,000.00
0.00
0.00
3,174,000.00
12,254.29
3,174,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
3.802832232
4.6330000000%
0.00
(1,381.23)
(0.058001241)
4.6330000000%
0.000000000
05952ABS2/U0595UAS0
S
23,813,801.00
0.00
0.00
23,813,801.00
90,559.89
23,813,801.00
998.987198553
0.000000000
0.000000000
998.760166011
0.105948070
0.00
0.00
0.000000000
0.1272665813%
0.000000000
N
05952AAJ3/U0595UAA9
XW
1,269,690,801.00
0.00
0.00
1,268,116,595.19
134,521.29
1,268,404,856.32
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.00
0.00
0.000000000
N/A
0.000000000
9ABSEG071
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.00
0.00
0.000000000
N/A
0.000000000
9ABSEG063
R-II
0.00
0.00
0.00
0.00
0.00
0.00
Total P&I Payment
0.00
(1,381.23)
1,269,690,801.00
1,268,404,856.32
6,840,965.05
Total
1,268,116,595.19
288,261.13
0.00
6,552,703.92
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
WAMM:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
6.297164%
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Banc of America Commercial Mortgage Inc.
Series 2008-1
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
101
Excess Interest Grantor Trust
Statement Date:
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.00
0.00
0.000000000
N/A
0.000000000
N
9ABSEG055
V
0.00
0.00
0.00
0.00
0.00
0.00
Total P&I Payment
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Statement Date:
Cash Reconciliation Summary
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
4,459,836.08
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
6,622,198.70
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
(1,168.19)
0.00
0.00
(213.02)
(1,381.21)
6,554,458.58
(813.90)
(940.77)
0.00
0.00
(1,754.67)
170,633.06
117,628.07
288,261.13
0.00
0.00
0.00
0.00
0.00
0.00
288,261.13
6,842,719.71
1,268,404,857.02
108
288,261.13
0.00
0
0.00
0.00
0
0.00
0
1,268,116,595.89
108
63,941.46
2,474,558.90
117,628.07
2,162,362.62
181,569.53
4,636,921.52
66,358.91
0.00
0.00
33,929.19
100,288.10
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
(66,358.91)
Less Other Interest Not Advanced
0.00
2,162,362.62
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
6,552,703.91
6,840,965.04
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
0.00
0.00
Other Information
Excess Liquidation Proceeds Amount
0.00

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Statement Date:
Cash Reconciliation Summary Loan Group 1
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
4,202,943.83
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
5,500,054.36
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
(1,168.19)
0.00
0.00
(118.68)
(1,286.87)
5,436,206.14
(669.50)
(773.84)
0.00
0.00
(1,443.34)
146,682.63
98,131.81
244,814.44
0.00
0.00
0.00
0.00
0.00
0.00
244,814.44
5,681,020.58
1,043,362,204.07
84
244,814.44
0.00
0
0.00
0.00
0
0.00
0
1,043,117,389.63
84
40,073.56
1,446,652.12
98,131.81
1,297,110.53
138,205.37
2,743,762.65
62,561.35
0.00
0.00
21,101.15
83,662.50
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
(62,561.35)
Less Other Interest Not Advanced
0.00
1,297,110.53
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
5,434,762.80
5,679,577.24
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
0.00
0.00
Other Information
Excess Liquidation Proceeds Amount
0.00

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Statement Date:
Cash Reconciliation Summary Loan Group 2
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
256,892.25
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
1,122,144.34
Unscheduled Interest:
Prepayment Penalties
0.00
Yield Maintenance Penalties
0.00
Other Interest Proceeds
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Non Recoverable Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Misc. Fees
Interest Reserve Withholding
Plus Interest Reserve Deposit
Total
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
0.00
0.00
0.00
(94.34)
(94.34)
1,118,252.44
(144.40)
(166.93)
0.00
0.00
(311.33)
23,950.43
19,496.26
43,446.69
0.00
0.00
0.00
0.00
0.00
0.00
43,446.69
1,161,699.13
225,042,652.95
24
43,446.69
0.00
0
0.00
0.00
0
0.00
0
224,999,206.26
24
23,867.90
1,027,906.78
19,496.26
865,252.09
43,364.16
1,893,158.87
3,797.56
0.00
0.00
12,828.04
16,625.60
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
(3,797.56)
Less Other Interest Not Advanced
0.00
865,252.09
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
0.00
Cumulative Prepayment Consideration Received
Prepayment Premiums
Yield Maintenance
Other Interest
1,117,941.11
1,161,387.80
0
Prior Outstanding
Plus Current Period
Less Recovered
Less Non Recovered
Ending Outstanding
Non-P&I Servicing Advance Summary
Amount
0.00
0.00
0.00
0.00
0.00
Total Interest Due Certs
0.00
0.00
0.00
Other Information
Excess Liquidation Proceeds Amount
0.00

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Interest Adjustments Summary
Statement Date
0.00
0.00
1,168.19
0.00
Special Servicing Fees
Workout Fees
Liquidation Fees
Legal Fees
0.00
0.00
Misc. Fees & Expenses Paid by/to Servicer
Interest Paid to Servicer on Outstanding Advances
213.02
0.00
ASER Interest Advance Reduction
Interest Not Advanced (Current Period)
Recoup of Prior Advances by Servicer
0.00
0.00
Servicing Fees Paid Servicer on Loans Not Advanced
Misc. Fees & Expenses Paid by Trust
0.00
0.00
0.00
Shortfall Due to Rate Modification
Total Shortfall Allocated to the Bonds
Total Interest Adjustment to the Bonds
1,381.21
Shortfall Allocated to the Bonds:
Excess Allocated to the Bonds:
Other Interest Proceeds Due the Bonds
Yield Maintenance Penalties Due the Bonds
Prepayment Penalties Due the Bonds
Recovered ASER Interest Due the Bonds
Recovered Interest Due the Bonds
Less Total Shortfall Allocated to the Bonds
Total Excess Allocated to the Bonds
0.00
0.00
Total Excess Allocated to the Bonds
(1,381.21)
(1,381.21)
Aggregate Interest Adjustment Allocated to the Bonds
0.00
0.00
0.00
0.00
Prepayment Interest Excess Due the Bonds
0.00
ARD Excess Interest
0.00
0.00
0.00
Net Prepayment Int. Shortfalls Allocated to the Bonds
Other Interest Loss
Interest Income
0.00

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
30/360
5.2680000000%
19,905,379.97
87,384.62
0.00
87,384.62
0.00
A-1
0.00
30.00%
30.04%
87,384.62
0.00
30
30/360
6.0210000000%
28,000,000.00
140,490.00
0.00
140,490.00
0.00
A-2
0.00
30.00%
30.04%
140,490.00
0.00
30
30/360
6.1206244303%
75,000,000.00
382,539.03
0.00
382,539.03
0.00
A-3
0.00
30.00%
30.04%
382,539.03
0.00
30
30/360
6.1730000000%
34,000,000.00
174,901.67
0.00
174,901.67
0.00
A-SB
0.00
30.00%
30.04%
174,901.67
0.00
30
30/360
6.1576244303%
505,550,000.00
2,594,155.86
0.00
2,594,155.86
0.00
A-4
0.00
30.00%
30.04%
2,594,155.86
0.00
30
30/360
6.1136244303%
225,041,675.35
1,146,516.90
0.00
1,146,516.90
0.00
A-1A
0.00
30.00%
30.04%
1,146,516.90
0.00
30
30/360
6.2006244303%
126,969,000.00
656,072.57
0.00
656,072.57
0.00
A-M
0.00
20.00%
20.02%
656,072.57
0.00
30
30/360
6.2006244303%
79,355,000.00
410,042.13
0.00
410,042.13
0.00
A-J
0.00
13.75%
13.77%
410,042.13
0.00
30
30/360
6.2006244303%
14,284,000.00
73,808.10
0.00
73,808.10
0.00
B
0.00
12.63%
12.64%
73,808.10
0.00
30
30/360
6.2006244303%
14,284,000.00
73,808.10
0.00
73,808.10
0.00
C
0.00
11.50%
11.51%
73,808.10
0.00
30
30/360
6.2006244303%
11,109,000.00
57,402.28
0.00
57,402.28
0.00
D
0.00
10.63%
10.64%
57,402.28
0.00
30
30/360
6.2006244303%
11,109,000.00
57,402.28
0.00
57,402.28
0.00
E
0.00
9.75%
9.76%
57,402.28
0.00
30
30/360
6.2006244303%
11,109,000.00
57,402.28
0.00
57,402.28
0.00
F
0.00
8.88%
8.89%
57,402.28
0.00
30
30/360
6.2006244303%
12,696,000.00
65,602.61
0.00
65,602.61
0.00
G
0.00
7.88%
7.89%
65,602.61
0.00
30
30/360
6.2006244303%
14,284,000.00
73,808.10
0.00
73,808.10
0.00
H
0.00
6.75%
6.76%
73,808.10
0.00
30
30/360
6.2006244303%
14,284,000.00
73,808.10
0.00
73,808.10
0.00
J
0.00
5.63%
5.63%
73,808.10
0.00
30
30/360
6.2006244303%
14,284,000.00
73,808.10
0.00
73,808.10
0.00
K
0.00
4.50%
4.51%
73,808.10
0.00
30
30/360
4.6330000000%
11,109,000.00
42,890.00
0.00
42,890.00
0.00
L
0.00
3.63%
3.63%
42,890.00
0.00
30
30/360
4.6330000000%
4,761,000.00
18,381.43
0.00
18,381.43
0.00
M
0.00
3.25%
3.25%
18,381.43
0.00
30
30/360
4.6330000000%
6,348,000.00
24,508.57
0.00
24,508.57
0.00
N
0.00
2.75%
2.75%
24,508.57
0.00
30
30/360
4.6330000000%
3,174,000.00
12,254.29
0.00
12,254.29
0.00
O
0.00
2.50%
2.50%
12,254.29
0.00
30
30/360
4.6330000000%
4,761,000.00
18,381.43
0.00
18,381.43
0.00
P
0.00
2.13%
2.13%
18,381.43
0.00
30
30/360
4.6330000000%
3,174,000.00
12,254.29
0.00
12,254.29
0.00
Q
0.00
1.88%
1.88%
12,254.29
0.00
30
30/360
4.6330000000%
23,813,801.00
91,941.12
0.00
91,979.22
-1,381.23
S
1,419.33
0.00%
0.00%
90,559.89
0.00
30
30/360
0.1272665813%
1,268,404,856.32
134,521.29
0.00
134,521.29
0.00
XW
0.00
NA
NA
134,521.29
0.00
30
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Banc of America Commercial Mortgage Inc.
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
N/A
0.00
0.00
0.00
0.00
0.00
R-1
0.00
NA
NA
0.00
0.00
N/A
0.00
0.00
0.00
0.00
0.00
R-II
0.00
NA
NA
0.00
0.00
N/A
0.00
0.00
0.00
0.00
0.00
V
0.00
NA
NA
0.00
0.00
6,554,085.15
0.00
6,554,123.25
6,552,703.92
-1,381.23
1,419.33
0.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Banc of America Commercial Mortgage Inc.
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
87,384.62
87,384.62
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-1
0.00
0.00
140,490.00
140,490.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
382,539.03
382,539.03
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
174,901.67
174,901.67
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-SB
0.00
0.00
2,594,155.86
2,594,155.86
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
1,146,516.90
1,146,516.90
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-1A
0.00
0.00
656,072.57
656,072.57
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-M
0.00
0.00
410,042.13
410,042.13
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
A-J
0.00
0.00
73,808.10
73,808.10
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
73,808.10
73,808.10
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
57,402.28
57,402.28
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
D
0.00
0.00
57,402.28
57,402.28
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
E
0.00
0.00
57,402.28
57,402.28
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
F
0.00
0.00
65,602.61
65,602.61
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
G
0.00
0.00
73,808.10
73,808.10
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
H
0.00
0.00
73,808.10
73,808.10
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
J
0.00
0.00
73,808.10
73,808.10
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
K
0.00
0.00
42,890.00
42,890.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
L
0.00
0.00
18,381.43
18,381.43
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
M
0.00
0.00
24,508.57
24,508.57
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
N
0.00
0.00
12,254.29
12,254.29
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
O
0.00
0.00
18,381.43
18,381.43
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
P
0.00
0.00
12,254.29
12,254.29
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
Q
0.00
0.00
91,979.22
90,559.89
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
38.10
0.00
S
0.00
0.00
134,521.29
134,521.29
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
XW
0.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Banc of America Commercial Mortgage Inc.
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
0.00
0.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
R-1
0.00
0.00
0.00
0.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
R-II
0.00
0.00
0.00
0.00
0.00
1-Nov-2008
1-Dec-2008
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
6,554,123.25
6,552,703.92
38.10
0.00
0.00
0.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond Principal Reconciliation
Credit Support
Original
Currentt
Statement Date:
Beginning
Class Balance
Unscheduled
Principal
Payment
Extra
Principal
Payment Amt
Prior
Loss
Reimburs.
Rated
Final
Maturity
Class
Current
Losses
Original
Class Balance
Scheduled
Principal
Payment
Ending
Class Balance
Cumulative
Losses
Interest on
Losses
Additions
Losses
2.00
1.00
Additional
Trust Fund
Expenses
A-1
30.00%
30.04%
2/10/1951
19,660,565.53
0.00
0.00
19,905,379.97
21,000,000.00
244,814.44
0.00
0.00
0.00
0.00
0.00
A-2
30.00%
30.04%
2/10/1951
28,000,000.00
0.00
0.00
28,000,000.00
28,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
30.00%
30.04%
2/10/1951
75,000,000.00
0.00
0.00
75,000,000.00
75,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
30.00%
30.04%
2/10/1951
34,000,000.00
0.00
0.00
34,000,000.00
34,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
30.00%
30.04%
2/10/1951
505,550,000.00
0.00
0.00
505,550,000.00
505,550,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-1A
30.00%
30.04%
2/10/1951
224,998,228.66
0.00
0.00
225,041,675.35
225,233,000.00
43,446.69
0.00
0.00
0.00
0.00
0.00
A-M
20.00%
20.02%
2/10/1951
126,969,000.00
0.00
0.00
126,969,000.00
126,969,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-J
13.75%
13.77%
2/10/1951
79,355,000.00
0.00
0.00
79,355,000.00
79,355,000.00
0.00
0.00
0.00
0.00
0.00
0.00
B
12.63%
12.64%
2/10/1951
14,284,000.00
0.00
0.00
14,284,000.00
14,284,000.00
0.00
0.00
0.00
0.00
0.00
0.00
C
11.50%
11.51%
2/10/1951
14,284,000.00
0.00
0.00
14,284,000.00
14,284,000.00
0.00
0.00
0.00
0.00
0.00
0.00
D
10.63%
10.64%
2/10/1951
11,109,000.00
0.00
0.00
11,109,000.00
11,109,000.00
0.00
0.00
0.00
0.00
0.00
0.00
E
9.75%
9.76%
2/10/1951
11,109,000.00
0.00
0.00
11,109,000.00
11,109,000.00
0.00
0.00
0.00
0.00
0.00
0.00
F
8.88%
8.89%
2/10/1951
11,109,000.00
0.00
0.00
11,109,000.00
11,109,000.00
0.00
0.00
0.00
0.00
0.00
0.00
G
7.88%
7.89%
2/10/1951
12,696,000.00
0.00
0.00
12,696,000.00
12,696,000.00
0.00
0.00
0.00
0.00
0.00
0.00
H
6.75%
6.76%
2/10/1951
14,284,000.00
0.00
0.00
14,284,000.00
14,284,000.00
0.00
0.00
0.00
0.00
0.00
0.00
J
5.63%
5.63%
2/10/1951
14,284,000.00
0.00
0.00
14,284,000.00
14,284,000.00
0.00
0.00
0.00
0.00
0.00
0.00
K
4.50%
4.51%
2/10/1951
14,284,000.00
0.00
0.00
14,284,000.00
14,284,000.00
0.00
0.00
0.00
0.00
0.00
0.00
L
3.63%
3.63%
2/10/1951
11,109,000.00
0.00
0.00
11,109,000.00
11,109,000.00
0.00
0.00
0.00
0.00
0.00
0.00
M
3.25%
3.25%
2/10/1951
4,761,000.00
0.00
0.00
4,761,000.00
4,761,000.00
0.00
0.00
0.00
0.00
0.00
0.00
N
2.75%
2.75%
2/10/1951
6,348,000.00
0.00
0.00
6,348,000.00
6,348,000.00
0.00
0.00
0.00
0.00
0.00
0.00
O
2.50%
2.50%
2/10/1951
3,174,000.00
0.00
0.00
3,174,000.00
3,174,000.00
0.00
0.00
0.00
0.00
0.00
0.00
P
2.13%
2.13%
2/10/1951
4,761,000.00
0.00
0.00
4,761,000.00
4,761,000.00
0.00
0.00
0.00
0.00
0.00
0.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond Principal Reconciliation
Credit Support
Original
Currentt
Statement Date:
Beginning
Class Balance
Unscheduled
Principal
Payment
Extra
Principal
Payment Amt
Prior
Loss
Reimburs.
Rated
Final
Maturity
Class
Current
Losses
Original
Class Balance
Scheduled
Principal
Payment
Ending
Class Balance
Cumulative
Losses
Interest on
Losses
Additions
Losses
2.00
23.00
Additional
Trust Fund
Expenses
Q
1.88%
1.88%
2/10/1951
3,174,000.00
0.00
0.00
3,174,000.00
3,174,000.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00%
0.00%
2/10/1951
23,813,801.00
0.00
0.00
23,813,801.00
23,813,801.00
0.00
0.00
0.00
0.00
0.00
0.00
R-1
NA
NA
2/10/1951
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-II
NA
NA
2/10/1951
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
288,261.13
0.00
0.00
0.00
1,269,690,801.00
1,268,116,595.19
1,268,404,856.32
0.00
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
A-1
05952AAA2
NR
Aaa
AAA
A-2
05952AAB0
NR
Aaa
AAA
A-3
05952AAC8
NR
Aaa
AAA
A-SB
05952AAD6
NR
Aaa
AAA
A-4
05952AAE4
NR
Aaa
AAA
A-1A
05952AAF1
NR
Aaa
AAA
A-M
05952AAG9
NR
Aaa
AAA
A-J
05952AAH7
NR
Aaa
AAA
B
05952AAL8
NR
Aa1
AA+
C
05952AAN4
NR
Aa2
AA
D
05952AAQ7
NR
Aa3
AA-
E
05952AAS3
NR
A1
A+
F
05952AAU8
NR
A2
A
G
05952AAW4
NR
A3
A-
H
05952AAY0
NR
Baa1
BBB+
J
05952ABA1
NR
Baa2
BBB
K
05952ABC7
NR
Baa3
BBB-
L
05952ABE3
NR
Ba1
BB+
M
05952ABG8
NR
Ba2
BB
N
05952ABJ2
NR
Ba3
BB-
O
05952ABL7
NR
B1
B+
P
05952ABN3
NR
B2
B

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
Q
05952ABQ6
NR
B3
B-
S
05952ABS2
NR
NR
NR
XW
05952AAJ3
NR
Aaa
AAA
V
9ABSEG055
NR
NR
NR

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary
Distribution
Date
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Foreclosure
REO
Modifications
Specially Serviced
Bankruptcy
# Balance
# Balance
# Balance
# Balance
# Balance
# Balance
# Balance
# Balance
Delinquency Aging Categories
Special Event Categories (1)
Statement Date:
0.93%
0.39%
0.93%
0.27%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.93%
0.51%
2.78%
1.20%
12/10/2008
1
4,976,923.73
1
3,363,500.00
0
0.00
0
0.00
0
0.00
3
15,181,893.46
1
6,470,000.00
0.93%
0.27%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
11/10/2008
1
3,363,500.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
10/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
9/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
8/11/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00%
0.00%
0.00%
0.00%
0
0.00%
0.00
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
7/10/2008
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0
0.00
(1) Note: Modification, Specially Serviced & Bankruptcy Totals are Included in the Appropriate Delinquency Aging Category

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Delinquent Loan Detail
Disclosure
Control #
Paid
Thru
Date
Current P&I
Advance
Outstanding
P&I
Advances**
Out. Property
Protection
Advances
Loan Status
Code (1)
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
REO
Date
Statement Date:
1-Nov-08
335,202.66
681,578.74
0.00
A
5
1-Nov-08
145,296.76
145,296.76
0.00
A
9
1-Nov-08
106,575.00
216,702.50
0.00
A
11
1-Nov-08
102,632.40
102,632.40
0.00
A
12
1-Nov-08
91,439.16
91,439.16
0.00
A
16
8-Nov-08
66,268.75
201,015.21
0.00
A
17
1-Nov-08
90,990.00
185,013.00
0.00
A
20
1-Nov-08
82,032.50
166,799.42
0.00
A
22
1-Nov-08
74,900.00
152,296.67
0.00
A
26
1-Nov-08
77,466.66
157,515.55
0.00
A
27
1-Nov-08
61,700.00
125,456.67
0.00
A
30
1-Nov-08
57,695.84
117,314.87
0.00
A
32
1-Nov-08
45,037.90
136,614.97
0.00
B
34
1-Nov-08
46,485.84
141,007.04
0.00
A
37
8-Nov-08
47,965.00
145,493.84
0.00
A
38
1-Nov-08
55,319.77
110,614.24
0.00
A
39
1-Nov-08
52,266.24
52,266.24
0.00
A
43
1-Nov-08
47,744.77
47,744.77
0.00
A
45
1-Nov-08
36,742.50
74,709.75
0.00
A
46
1-Nov-08
42,369.01
42,369.01
0.00
A
48
1-Nov-08
39,790.50
39,790.50
0.00
10-Nov-08
10-Nov-08
A
49
1-Nov-08
29,132.14
59,235.34
0.00
A
50
1-Nov-08
32,025.00
65,117.50
0.00
A
51
1-Nov-08
35,005.68
35,005.68
0.00
A
53
1-Nov-08
25,536.00
51,923.20
0.00
A
57
1-Oct-08
30,183.00
90,533.86
0.00
4-Dec-08
1
58
1-Nov-08
30,497.29
30,497.29
0.00
A
60
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

A. In Grace Period
1. Delinq. 1 month
2. Delinq. 2 months
3. Delinquent 3 + months
4. Performing Matured Balloon
** Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
B. Late Payment but < 1 month delinq.
5. Non Performing Matured Balloon
(1) :Legend :

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Delinquent Loan Detail
Disclosure
Control #
Paid
Thru
Date
Current P&I
Advance
Outstanding
P&I
Advances**
Out. Property
Protection
Advances
Loan Status
Code (1)
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
REO
Date
Statement Date:
8-Nov-08
24,009.16
72,827.79
0.00
A
61
8-Nov-08
23,083.54
70,020.07
0.00
A
62
1-Nov-08
20,933.34
42,564.45
0.00
A
64
1-Nov-08
24,842.11
49,676.35
0.00
A
65
1-Nov-08
25,235.67
50,466.83
0.00
A
66
1-Nov-08
20,640.75
41,969.53
0.00
A
69
1-Nov-08
22,753.65
45,498.75
0.00
A
70
1-Nov-08
24,545.87
49,087.49
0.00
4-Dec-08
A
71
1-Nov-08
22,368.21
22,368.21
0.00
A
73
1-Nov-08
20,942.24
41,874.34
0.00
A
75
1-Sep-08
18,209.15
37,025.27
0.00
2
77
8-Nov-08
15,913.34
48,270.46
0.00
A
79
1-Nov-08
15,810.00
15,810.00
0.00
A
80
8-Nov-08
15,324.84
46,485.34
0.00
A
81
1-Nov-08
15,376.67
31,265.89
0.00
A
82
1-Nov-08
16,931.15
33,854.67
0.00
A
84
1-Nov-08
15,418.24
30,833.71
0.00
A
88
1-Nov-08
13,398.29
26,790.53
0.00
A
92
1-Nov-08
13,448.71
26,891.57
0.00
A
93
1-Nov-08
7,491.66
15,233.05
0.00
A
102
1-Nov-08
9,305.81
18,609.96
0.00
A
103
8-Nov-08
5,707.92
17,314.02
0.00
A
108
2,279,990.69
4,300,722.46
Total
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

A. In Grace Period
1. Delinq. 1 month
2. Delinq. 2 months
3. Delinquent 3 + months
4. Performing Matured Balloon
** Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
B. Late Payment but < 1 month delinq.
5. Non Performing Matured Balloon
(1) :Legend :

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Distribution
Date
Ending Pool (1)
Payoffs (2)
Penalties
Appraisal Reduct. (2)
Liquidations (2)
Realized Losses (2)
Remaining Term
Curr Weighted Avg.
# Balance
# Balance
# Amount
# Balance
# Balance
# Amount
Life
Coupon Remit
Statement Date:
Amort
10-Dec-08
108
100.00%
1,268,116,596
99.88%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
101
346
6.30%
6.20%
0
0
0
0
10-Nov-08
108
100.00%
1,268,404,857
99.90%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
102
346
6.49%
6.39%
0
0
0
0
10-Oct-08
108
100.00%
1,268,648,114
99.92%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
103
347
6.30%
6.20%
0
0
0
0
10-Sep-08
108
100.00%
1,268,933,634
99.94%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
104
347
6.49%
6.39%
0
0
0
0
11-Aug-08
108
100.00%
1,269,174,074
99.96%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
105
347
6.49%
6.39%
0
0
0
0
10-Jul-08
108
100.00%
1,269,411,422
99.98%
0.00%
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
0
0.00%
106
348
6.30%
6.20%
0
0
0
0
(1) Percentage based on pool as of cutoff. (2) Percentage based on pool as of beginning of period.

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Historical Collateral Level Payoff Report
Disclosure
Control #
Payoff
Period
Initial
Balance
Type
Payoff
Amount
Penalty
Amount
Prepayment
Date
Maturity
Date
Property
Type
Geographic
Location
Statement Date:
Cumulative
Current
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Mortgage Loan Characteristics
Series 2008-1
28-Nov-08
12-Jan-09
10-Nov-08
10-Dec-08
10-Dec-08
Record Date:
Next Payment:
Prior Payment:
Payment Date:
Statement Date:
Distribution of Mortgage Interest Rates
Distribution of Principal Balances
Distribution of Remaining Term (Balloon)
Distribution of Remaining Term (Fully Amortizing)
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Current Scheduled
Balance
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
0
0
0.00
0
0.00
0.00
%
0
to
999,999
%
15
23,370,641
1.84
100
6.29
0.00
%
1,000,000
to
1,999,999
%
13
32,082,015
2.53
105
6.40
0.23
%
2,000,000
to
2,999,999
%
16
57,595,047
4.54
105
6.21
0.00
%
3,000,000
to
3,999,999
%
7
31,839,320
2.51
102
6.24
0.00
%
4,000,000
to
4,999,999
%
16
101,310,853
7.99
103
6.35
0.09
%
5,000,000
to
7,499,999
%
8
71,953,963
5.67
94
6.33
0.00
%
7,500,000
to
10,000,000
%
11
143,971,212
11.35
107
6.31
0.12
%
10,000,000
to
15,000,000
%
11
191,058,584
15.07
102
6.36
0.00
%
15,000,000
to
20,000,000
%
4
98,564,546
7.77
106
6.16
0.00
%
20,000,000
to
30,000,000
%
1
34,000,000
2.68
111
6.47
0.00
%
30,000,000
to
50,000,000
%
5
373,051,666
29.42
93
6.21
0.00
%
50,000,000
to
100,000,000
%
1
109,318,750
8.62
109
6.50
0.00
%
100,000,000
&
Above
%
109,318,750
1,030,000
1,268,116,596
108
100.00
%
Average Schedule Balance
Maximum Schedule Balance
Minimum Schedule Balance
11,741,820
Current Mortgage
Interest Rate
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
1
17,250,000
1.36
110
4.65
0.00
%
0.000%
%
to
5.299%
8
118,305,981
9.33
108
5.68
0.00
%
5.300%
%
to
5.749%
12
74,741,996
5.89
89
5.82
0.12
%
5.750%
%
to
5.999%
22
300,389,035
23.69
89
6.12
0.02
%
6.000%
%
to
6.240%
35
336,064,226
26.50
105
6.38
0.05
%
6.250%
%
to
6.499%
30
421,365,358
33.23
105
6.68
0.00
%
6.500%
%
&
Above
108
1,268,116,596
Minimum Mortgage Interest Rate
Maximum Mortgage Interest Rate
100.00
%
4.650%
7.420%
Fully Amortizing
Mortgage Loans
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
0
0
0.00
0
0.00
0.00
%
%
to
0
229
0
0
0.00
0
0.00
0.00
%
%
to
230
299
0
0
0.00
0
0.00
0.00
%
%
to
300
324
0
0
0.00
0
0.00
0.00
%
%
to
325
349
0
0
0.00
0
0.00
0.00
%
%
&
350
Above
0
0
0.00
%
Balloon
Mortgage Loans
# of
Loans
Scheduled
Balance
% of
Balance
Weighted Average
Term Coupon PFY DSCR
108
1,268,116,596
100.00
101
6.30
0.03
%
%
0
to
230
0
0
0.00
0
0.00
0.00
%
%
230
to
274
0
0
0.00
0
0.00
0.00
%
%
275
to
299
0
0
0.00
0
0.00
0.00
%
%
300
to
324
0
0
0.00
0
0.00
0.00
%
%
325
to
349
0
0
0.00
0
0.00
0.00
%
%
350
&
Above
111
44
108
1,268,116,596
Minimum Remaining Term
Maximum Remaining Term
%
100.00

Banc of America Commercial Mortgage Inc.
Mortgage Loan Characteristics
Series 2008-1
28-Nov-08
12-Jan-09
10-Nov-08
10-Dec-08
10-Dec-08
Record Date:
Next Payment:
Prior Payment:
Payment Date:
Statement Date:
Geographic Distribution
Distribution of DSCR (PFY)
Distribution of DSCR (Cutoff)
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Debt Service
Coverage Ratio
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
2
17,222,724
1.36
109
6.40
1.19
%
%
1.000 1.199
0
0
0.00
0
0.00
0.00
%
%
1.200 1.249
1
7,234,090
0.57
68
5.80
1.26
%
%
1.250 1.299
0
0
0.00
0
0.00
0.00
%
%
1.300 1.349
0
0
0.00
0
0.00
0.00
%
%
1.350 1.399
0
0
0.00
0
0.00
0.00
%
%
1.400 1.499
0
0
0.00
0
0.00
0.00
%
%
1.500 1.599
0
0
0.00
0
0.00
0.00
%
%
1.600 1.699
0
0
0.00
0
0.00
0.00
%
%
1.700 1.799
1
2,291,862
0.18
104
6.17
1.90
%
%
1.800 1.999
0
0
0.00
0
0.00
0.00
%
%
2.000 2.999
0
0
0.00
0
0.00
0.00
%
%
3.000 & Above
104
1,241,367,919
97.89
101
6.30
0.00
%
%
Unknown
1.900
1.160
108
1,268,116,596
100.00
%
Minimum DSCR
Maximum DSCR
Debt Service
Coverage Ratio
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
21
273,665,360
21.58
95
6.32
0.10
%
%
1.000 1.199
28
262,940,320
20.73
107
6.27
0.01
%
%
1.200 1.249
18
202,263,831
15.95
104
6.41
0.00
%
%
1.250 1.299
9
72,759,096
5.74
104
6.16
0.00
%
%
1.300 1.349
6
47,682,548
3.76
109
6.41
0.09
%
%
1.350 1.399
13
225,944,261
17.82
94
6.02
0.00
%
%
1.400 1.499
6
46,853,555
3.69
87
6.79
0.00
%
%
1.500 1.599
1
8,550,000
0.67
110
6.77
0.00
%
%
1.600 1.699
1
3,543,614
0.28
104
5.85
0.00
%
%
1.700 1.799
3
114,214,012
9.01
109
6.47
0.00
%
%
1.800 1.999
1
2,700,000
0.21
106
6.32
0.00
%
%
2.000 2.999
1
7,000,000
0.55
110
6.41
0.00
%
%
3.000 & Above
3.360
1.040
108
1,268,116,596
100.00
Minimum DSCR
Maximum DSCR
%
Geographic
Location
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
California
14
162,813,178
12.84
107
6.32
0.00
%
%
Texas
11
131,069,033
10.34
100
6.27
0.00
%
%
Illinois
4
118,415,434
9.34
106
6.58
0.15
%
%
Multiple States
1
109,318,750
8.62
109
6.50
0.00
%
%
Florida
10
88,886,427
7.01
106
6.52
0.00
%
%
New Jersey
2
84,000,000
6.62
75
6.12
0.00
%
%
Oregon
2
76,162,274
6.01
111
5.84
0.00
%
%
Georgia
10
74,818,825
5.90
107
5.75
0.00
%
%
Maryland
1
64,166,666
5.06
68
6.14
0.00
%
%
Virginia
4
41,378,599
3.26
108
6.45
0.00
%
%
New York
6
36,785,774
2.90
95
6.22
0.00
%
%
Nevada
4
35,949,520
2.83
102
6.09
0.00
%
%
Pennsylvania
4
34,345,264
2.71
98
6.34
0.27
%
%
Missouri
2
30,210,000
2.38
75
6.97
0.00
%
%
Wisconsin
4
26,478,847
2.09
108
6.16
0.16
%
%
Michigan
2
24,270,000
1.91
103
6.06
0.00
%
%
Colorado
2
19,670,000
1.55
107
6.59
0.00
%
%
North Carolina
2
15,408,354
1.22
109
6.76
0.00
%
%
Oklahoma
1
14,000,000
1.10
109
6.58
0.00
%
%
Ohio
4
12,652,252
1.00
97
6.26
0.00
%
%
Tennessee
1
12,000,000
0.95
109
6.33
0.00
%
%
Louisiana
3
11,921,797
0.94
105
6.56
0.00
%
%
Iowa
2
7,420,008
0.59
104
5.94
0.00
%
%
Indiana
2
7,103,664
0.56
106
6.33
0.00
%
%
South Carolina
2
6,674,493
0.53
105
6.24
0.00
%
%
Alabama
2
4,708,530
0.37
104
6.46
0.65
%
%
New Mexico
1
4,000,000
0.32
107
6.44
0.00
%
%
Maine
1
3,740,000
0.29
105
6.22
0.00
%
%
Arkansas
1
3,543,614
0.28
104
5.85
0.00
%
%
Utah
1
3,171,508
0.25
103
6.29
0.00
%
%
Mississippi
2
3,033,785
0.24
104
6.54
0.00
%
%
100.00
1,268,116,596
108
%

Banc of America Commercial Mortgage Inc.
Mortgage Loan Characteristics
Series 2008-1
28-Nov-08
12-Jan-09
10-Nov-08
10-Dec-08
10-Dec-08
Record Date:
Next Payment:
Prior Payment:
Payment Date:
Statement Date:
Distribution of Loan Seasoning
Distribution of Property Types
Distribution of Year Loans Maturing
Distribution of Amortization Type
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Property Types
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
Office
20
323,881,987
25.54
104
6.40
0.03
%
%
Retail
37
323,125,348
25.48
99
6.10
0.06
%
%
Multifamily
23
230,316,681
18.16
92
6.03
0.02
%
%
Lodging
8
213,164,890
16.81
102
6.58
0.00
%
%
Industrial
7
77,393,710
6.10
108
6.55
0.00
%
%
Mixed Use
5
54,561,454
4.30
107
6.30
0.00
%
%
Self Storage
5
32,960,000
2.60
106
6.50
0.00
%
%
Manufactured Housing
3
12,712,525
1.00
109
6.64
0.00
%
%
1,268,116,596
108
100.00
%
Amortization Type
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
Amortizing Balloon
45
223,077,146
17.59
102
6.33
0.13
%
%
ARD
1
18,050,000
1.42
105
6.34
0.00
%
%
IO Maturity Balloon
7
370,903,750
29.25
101
6.29
0.00
%
%
IO/Amortizing/Balloon
55
656,085,700
51.74
100
6.28
0.01
%
%
1,268,116,596
108
100.00
%
Number of Months
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
0
0
0.00
0
0.00
%
%
0.00
0
to
4
2
4,695,000
0.37
100
0.00
%
%
6.38
5
to
8
105
1,253,941,596
98.88
101
0.03
%
%
6.30
9
to
30
1
9,480,000
0.75
48
0.00
%
%
5.77
31
to
60
0
0
0.00
0
0.00
%
%
0.00
61
to
90
0
0
0.00
0
0.00
%
%
0.00
91
to
120
0
0
0.00
0
0.00
%
%
0.00
121
to
150
0
0
0.00
0
0.00
%
%
0.00
151
to
180
0
0
0.00
0
0.00
%
%
0.00
181
or
More
108
1,268,116,596
100.00
%
Year
# of
Loans
Scheduled
Balance
% of
Balance
WAMM WAC PFY DSCR
0
0
0.00
0
0.00
0.00
%
%
Prior to Current Year
0
0
0.00
0
0.00
0.00
%
%
2008
0
0
0.00
0
0.00
0.00
%
%
2009
0
0
0.00
0
0.00
0.00
%
%
2010
0
0
0.00
0
0.00
0.00
%
%
2011
2
11,119,727
0.88
47
5.78
0.00
%
%
2012
1
16,660,000
1.31
49
7.24
0.00
%
%
2013
4
147,674,719
11.65
68
6.08
0.06
%
%
2014
0
0
0.00
0
0.00
0.00
%
%
2015
3
15,821,924
1.25
95
5.90
0.00
%
%
2016
74
651,844,936
51.40
105
6.34
0.01
%
%
2017
24
424,995,290
33.51
110
6.30
0.04
%
%
2018
0
0
0.00
0
0.00
0.00
%
%
2019 & Greater
100.00
1,268,116,596
108
%

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
XX
6.50%
1-Jan-18
BACM8101
Lodging
0.00
109,318,750
592,143
1
IL
6.64%
1-Sep-17
BACM8101
Office
0.00
97,485,000
539,417
2
TX
6.38%
1-Oct-17
BACM8101
Office
0.00
75,000,000
398,750
3
OR
5.70%
1-Mar-18
BACM8101
Retail
0.00
69,000,000
327,980
4
NJ
6.01%
1-Jul-14
BACM8102
Multifamily
0.00
67,400,000
337,449
A
5
MD
6.14%
1-Aug-14
BACM8101
Retail
0.00
64,166,666
328,319
6
31-Dec-07
CA
6.47%
1-Mar-18
BACM8101
Lodging
0.00
34,000,000
183,317
7
CA
6.22%
1-Nov-17
BACM8102
Multifamily
0.00
28,300,000
146,594
8
30-Jun-07
NV
5.77%
1-Mar-17
BACM8101
Office
0.00
24,980,072
147,381
A
9
VA
6.61%
1-Jan-18
BACM8101
Industrial
0.00
23,534,474
151,791
10
GA
6.04%
1-Jan-18
BACM8102
Multifamily
0.00
21,750,000
109,475
A
11
CA
6.29%
1-Oct-17
BACM8101
Mixed Use
0.00
19,890,000
104,290
A
12
GA
6.05%
1-Sep-17
BACM8101
Retail
0.00
19,000,000
95,792
13
PA
6.34%
1-Sep-17
BACM8101
Office
0.00
18,050,000
95,364
14
CA
6.47%
1-Oct-17
BACM8101
Self Storage
0.00
18,000,000
97,050
15
MI
6.23%
1-Oct-17
BACM8101
Office
0.00
17,900,000
92,931
A
16
GA
4.65%
8-Feb-18
BACM8102
Multifamily
0.00
17,250,000
66,844
A
17
31-Dec-07
MO
7.24%
1-Jan-13
BACM8101
Lodging
0.00
16,660,000
100,501
18
NJ
6.55%
1-Dec-17
BACM8101
Retail
0.00
16,600,000
90,608
19
FL
6.90%
1-Dec-17
BACM8101
Industrial
0.00
16,200,000
93,150
A
20
FL
6.96%
1-Feb-18
BACM8101
Lodging
0.00
15,808,584
112,707
21
30-Sep-08
CA
6.43%
1-Nov-17
BACM8101
Industrial
0.00
15,700,000
84,126
A
22
31-Dec-07
IL
6.44%
1-Feb-18
BACM8101
Retail
1.19
14,572,908
92,335
23
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
FL
6.31%
1-Jan-18
BACM8101
Mixed Use
0.00
14,620,000
76,877
24
FL
6.26%
1-Feb-17
BACM8101
Lodging
0.00
14,341,320
90,236
25
OK
6.58%
1-Jan-18
BACM8102
Multifamily
0.00
14,000,000
76,767
A
26
NC
6.80%
1-Jan-18
BACM8101
Office
0.00
14,000,000
79,333
A
27
MO
6.65%
1-Dec-17
BACM8101
Office
0.00
13,550,000
75,090
28
CO
6.18%
1-Nov-17
BACM8101
Retail
0.00
13,200,000
67,969
29
TN
6.33%
1-Jan-18
BACM8102
Multifamily
0.00
12,000,000
63,300
A
30
TX
5.68%
1-May-17
BACM8101
Retail
0.00
11,740,000
55,569
31
VA
6.20%
1-Jan-18
BACM8101
Mixed Use
0.00
11,350,000
58,642
A
32
WI
5.65%
1-Oct-17
BACM8101
Retail
0.00
10,596,984
62,053
33
30-Sep-07
TX
5.77%
1-Dec-12
BACM8101
Multifamily
0.00
9,480,000
45,591
B
34
CA
6.33%
1-Oct-17
BACM8101
Office
0.00
9,400,000
49,569
35
30-Sep-07
NY
5.88%
1-Jun-17
BACM8101
Office
0.00
9,200,000
45,072
36
TX
6.23%
1-Jul-17
BACM8102
Multifamily
0.00
9,100,000
47,244
A
37
CA
6.40%
8-Dec-17
BACM8101
Retail
0.00
9,050,000
48,267
A
38
NY
6.36%
1-Aug-14
BACM8101
Lodging
0.00
8,873,963
56,060
A
39
WI
6.77%
1-Feb-18
BACM8101
Manufactured Housing
0.00
8,550,000
48,236
40
NV
6.98%
1-Jan-18
BACM8101
Industrial
0.00
8,300,000
48,278
41
CA
5.65%
1-Aug-17
BACM8101
Retail
0.00
7,377,405
43,293
42
31-Dec-07
PA
5.80%
1-Aug-14
BACM8101
Office
1.26
7,234,090
52,871
A
43
FL
6.70%
1-Jan-18
BACM8101
Self Storage
0.00
7,265,000
40,587
44
OR
7.13%
1-Dec-17
BACM8101
Lodging
0.00
7,162,274
48,701
A
45
OH
6.31%
1-Aug-17
BACM8102
Multifamily
0.00
7,100,000
37,334
A
46
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
FL
6.41%
1-Feb-18
BACM8101
Lodging
0.00
7,000,000
37,403
47
PA
6.90%
1-Jan-18
BACM8101
Office
0.00
6,459,720
42,908
A
48
30-Nov-07
CO
7.42%
1-Dec-17
BACM8101
Retail
0.00
6,470,000
40,006
A
49
MI
5.59%
1-Dec-16
BACM8101
Retail
0.00
6,370,000
29,663
A
50
NY
6.40%
1-Aug-17
BACM8101
Mixed Use
0.00
6,100,000
32,533
A
51
CA
5.71%
1-Oct-17
BACM8101
Industrial
0.00
5,812,720
41,988
52
TX
6.03%
1-Feb-17
BACM8102
Multifamily
0.00
5,773,667
35,487
A
53
SC
6.17%
1-Sep-17
BACM8101
Industrial
0.00
5,600,000
28,793
54
CA
6.57%
1-Sep-17
BACM8101
Retail
0.00
5,381,416
34,699
55
NY
6.59%
1-Oct-17
BACM8101
Retail
0.00
5,164,561
33,335
56
WI
6.18%
1-Jan-18
BACM8102
Multifamily
0.00
5,040,000
25,956
A
57
31-Dec-07
FL
5.99%
1-Nov-16
BACM8102
Multifamily
0.00
4,976,924
30,598
1
58
LA
6.39%
1-Apr-17
BACM8102
Multifamily
0.00
4,794,203
30,493
59
LA
6.68%
1-Dec-17
BACM8101
Retail
0.00
4,753,594
30,894
A
60
GA
6.17%
8-Nov-17
BACM8101
Retail
0.00
4,700,000
24,166
A
61
TX
6.23%
8-Oct-16
BACM8101
Retail
0.00
4,475,000
23,233
A
62
30-Sep-07
FL
5.79%
1-Jun-17
BACM8101
Retail
0.00
4,139,600
19,967
63
NM
6.44%
1-Nov-17
BACM8101
Retail
0.00
4,000,000
21,467
A
64
TX
6.42%
1-Sep-17
BACM8101
Retail
0.00
3,947,943
25,073
A
65
IA
6.30%
1-Aug-17
BACM8101
Retail
0.00
3,933,100
25,367
A
66
IL
5.64%
1-May-17
BACM8102
Multifamily
0.00
3,921,964
23,064
67
31-Dec-07
NY
5.89%
1-Jun-17
BACM8101
Office
0.00
3,800,000
18,636
68
TX
6.73%
1-Dec-17
BACM8102
Multifamily
0.00
3,770,000
21,143
A
69
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
IN
6.09%
1-Jul-17
BACM8102
Multifamily
0.00
3,740,164
23,003
A
70
TX
6.81%
1-Sep-17
BACM8101
Office
0.00
3,734,970
24,670
A
71
ME
6.22%
1-Sep-17
BACM8101
Office
0.00
3,740,000
19,386
72
VA
6.08%
1-Aug-17
BACM8101
Office
0.00
3,694,125
22,676
A
73
NY
6.28%
1-Aug-17
BACM8101
Office
0.00
3,647,251
22,854
74
AR
5.85%
1-Aug-17
BACM8101
Office
0.00
3,543,614
21,238
A
75
IA
5.53%
1-Jul-17
BACM8101
Retail
0.00
3,486,908
20,223
76
IN
6.60%
1-Jan-18
BACM8101
Retail
0.00
3,363,500
18,489
2
77
UT
6.29%
1-Jul-17
BACM8101
Office
0.00
3,171,508
19,910
78
GA
6.20%
8-Nov-17
BACM8101
Retail
0.00
3,100,000
16,017
A
79
31-Dec-07
CA
6.42%
1-Jan-18
BACM8101
Self Storage
0.00
3,000,000
16,060
A
80
CA
6.47%
8-May-17
BACM8101
Self Storage
0.00
2,860,000
15,420
A
81
VA
6.69%
1-Sep-17
BACM8101
Office
0.00
2,800,000
15,610
A
82
FL
6.32%
1-Oct-17
BACM8102
Manufactured Housing
0.00
2,700,000
14,220
83
31-Dec-07
AL
6.18%
1-Aug-17
BACM8101
Retail
1.16
2,649,816
17,152
A
84
PA
6.42%
1-Oct-17
BACM8101
Mixed Use
0.00
2,601,454
17,761
85
CA
6.41%
1-Nov-17
BACM8101
Office
0.00
2,491,638
15,779
86
OH
6.28%
1-Sep-17
BACM8101
Retail
0.00
2,450,000
12,822
87
IL
6.45%
1-Oct-17
BACM8101
Retail
0.00
2,435,562
15,500
A
88
30-Nov-07
LA
6.70%
1-Jan-18
BACM8101
Retail
0.00
2,374,000
13,251
89
31-Dec-07
WI
6.17%
1-Aug-17
BACM8102
Multifamily
1.90
2,291,862
14,042
90
31-Dec-07
GA
5.84%
1-Jan-17
BACM8101
Industrial
0.00
2,246,516
13,548
91
TX
6.49%
1-Sep-17
BACM8101
Retail
0.00
2,122,453
13,575
A
92
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Loan Level Detail
Disclosure
Control #
Group
Property
Type
Maturity
Date
PFY
DSCR
Operating
Statement
Date
Geo.
Location
Ending
Principal
Balance
Note
Rate
Scheduled
P&I
Prepayment
Amount
Prepayment
Date
Loan
Status
Code (1)
Statement Date:
AL
6.82%
1-Aug-17
BACM8102
Multifamily
0.00
2,058,714
13,620
A
93
GA
6.26%
1-Jul-17
BACM8101
Retail
0.00
1,969,677
12,327
94
31-Oct-07
GA
5.93%
1-Jul-17
BACM8101
Retail
0.00
1,951,453
12,799
95
TX
6.35%
1-Jul-17
BACM8101
Retail
0.00
1,925,000
10,186
96
MS
6.53%
1-Aug-17
BACM8102
Multifamily
0.00
1,908,922
12,269
97
GA
6.47%
1-Aug-17
BACM8102
Multifamily
0.00
1,821,179
12,524
98
FL
6.23%
8-Mar-17
BACM8101
Self Storage
0.00
1,835,000
9,527
99
OH
5.80%
1-Aug-12
BACM8102
Multifamily
0.00
1,639,727
11,984
100
NV
6.19%
1-Nov-17
BACM8101
Retail
0.00
1,582,734
9,790
101
CA
5.84%
1-Aug-17
BACM8101
Retail
0.00
1,550,000
7,543
A
102
OH
6.50%
1-Oct-17
BACM8102
Manufactured Housing
0.00
1,462,525
9,355
A
103
NC
6.36%
1-Jan-18
BACM8101
Retail
0.00
1,408,354
8,856
104
MS
6.55%
1-Sep-17
BACM8102
Multifamily
0.00
1,124,863
8,683
105
NV
6.40%
1-Oct-17
BACM8101
Retail
0.00
1,086,714
6,881
106
SC
6.63%
1-Sep-17
BACM8102
Multifamily
0.00
1,074,493
6,970
107
GA
6.69%
8-Jan-18
BACM8101
Retail
0.00
1,030,000
5,742
A
108
1,268,116,596
6,944,389
0
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

* NOI and DSCR, if available and reportable under the terms of the trust agreement, are based on information obtained from the related borrower, and no other party to the agreement shall be held liable for the accuracy or methodology used to determine such figures.
(1) Legend:
A. In Grace Period
B. Late Payment but < 1 month delinq
1. Delinquent 1 month
2. Delinquent 2 months
3. Delinquent 3+ months
4. Performing Matured Balloon
5. Non Performing Matured Ballon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Appraisal Reduction Detail
Disclosure
Control#
Appraisal
Red. Date
Scheduled
Balance
ASER
Note
Rate
Maturity
Date
Property
Type
Geographic
Location
Appraisal
Value Date
DSCR
Statement Date:
Remaining Term
Life
AR
Amount
Current P&I
Advance

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Specially Serviced (Part I) ~ Loan Detail (End of Period)
Disclosure
Control #
Servicing
Xfer Date
Balance
Maturity
Date
Remaining
Property
Type
Geo.
Location
NOI
DSCR
NOI
Date
Schedule
Actual
Life
Amort.
Statement Date:
Loan
Status
Code(1)
Note Rate
10-Nov-08
6,470,000
108
354
CO
7.42%
1-Dec-17
Retail
6,470,000
30-Nov-07
A
49
4-Dec-08
4,976,924
95
335
FL
5.99%
1-Nov-16
Multifamily
4,987,506
31-Dec-07
1
58
4-Dec-08
3,734,970
105
345
TX
6.81%
1-Sep-17
Office
3,738,422
A
71
15,181,893
15,195,927
3
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

(1) Legend:
A. P&I Adv - in Grace Period
B. P&I Adv - < one month delinq
1. P&I Adv - delinquent 1 month
2. P&I Adv - delinquent 2 months
3. P&I Adv - delinquent 3+ months
4. Mat. Balloon/Assumed P&I
5. Non Performing Mat. Balloon

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Specially Serviced Loan Detail (Part II) ~ Servicer Comments (End of Period)
Disclosure
Control #
Resolution
Strategy
Comments
Statement Date:
Other/TBD
DBSI Inc., the sponsor of tenant-in-common investor groups, filed for Chapter 11 bankruptcy protection on 11/10/2008. Over 200 properties were tripped into default. The subject property is a 99,142 SF retail/office property located in Westminster, CO. Operating statements and rent roll have been requested from borrower.
49
Other/TBD
6A - Other - chronic delinquency/partial loan payments; 1E - DSCR < 1.10; 1F - DSCR < 1.40 & < or = 75% U/W; 4B - EGI < 80% U/W EGI
& < 1.10 DSCR. Loan is secured by a 136-unit Multifamily property in St. Petersburg, FL, built in 1972. YTD 9/30/08 NCF DSCR further declined to 0.34x with 88% Occupancy. Loan was U/W at 1.23x with 97.1% Occ. DSCR and EGI declines remain attributed to decreased Occ and Rental Income, high Collection Loss, and increased Operating Expenses, especially R&M. Based on Annualized YTD 9/30/08 figures, EGI decreased 15.9% from U/W. Borrower made a partial payment in Oct; RET and PINS were shorted. Loan pymts are due the 1st of each month, however, Bwr has four grace days to make pymt. A partial pymt of $21,736 was received 11/5/08, satisfying the outstanding Oct debt service, however, the balance was insufficient to cover Nov debt service. The property is not cash flowing; the Loan is 32 days delinquent as of 12/4/08. Bwr provided written correspondence to Bank of America detailing ongoing operational difficulties of recent months; Bwr cited the very soft market within one mile of the subject; a high number of condos converted back to rentals, combined with an increase in single-family home rentals, have created a glut in the area''s residential rental market; this forced the Bwr to reduce rents and offer steep concessions at the Property. Bwr indicated a severe job loss rate among tenants, resulting in high collection loss, and a high rate of skips and evictions; this has further caused higher unit turnover-related R&M. Bwr subsequently provided written request for relief. Bank of America discussed the Loan with the Special Servicer on 12/4/08. Transfer of the Loan to the Special due to imminent default shall be effective as of
12/5/08. BofA will remove the Loan from the Watchlist as Jan 2009 reporting.
58
Other/TBD
3C - Hurricane - Property affected by major casualty; 1E - DSCR < 1.10; 1F - DSCR < 1.40 & < or = 75% U/W. Loan is secured by a 68,423 sf three-bldg office property in Houston, TX, built 1970/renov 2002. YTD 9/30/08 NCF DSCR is 0.80x with 96.5% economic Occ as of 9/1/08.
Per annualized YTD 9/30/08 figures, Total Op Exp are 94.4% above U/W; 33.9% NCF DSCR decline from U/W is due to high R&M and
UTL. Borrower said all three bldgs were severely impacted by Hurricane Ike; all roofs came off; Property sustained major water damage, and is without power; back-up generator is regulating bldg temperature. Bwr hired contractors to install temporary roofs & remove water. Bwr filed an insurance claim. Bwr indicated mid- 10/08 that they could only provide temporary roofs; when it rains, the roofs still leak in some places.
Bwr said finding a roofer is not easy now in Houston area; roofing prices are 2-3x higher than normal. Bwr''s insurance will pay only pre-Hurricane Ike prices. Per Bwr, City of Houston enacted a new cool roof code as of 8/1/08. Insurance wants to pay for same type roof the bldgs had pre-Ike, which do not meet new energy code. TX Health & Human Svcs Comm (''HHSC'') is #1 tenant (60% NRA); their Lease contains a provision - with no window for restoration: Lease shall cease & be void; rent & other obligations thereunder shall be due & payable only to date of damage if bldg & premises are rendered unfit to occupy. HHSC refused to take occ until Bwr can guarantee no roof leaks. A&B
Environmental Svcs, #2 tenant (18% NRA), has an option to terminate lease if Landlord has not restored premises within 90 days of damage.
Bank of America requested tenant estoppels from Bwr. As of 11/26/08, roof repairs are underway but not complete. CW Capital, as Special
Svcr, has instructed BofA to transfer Loan for imminent default. Transfer in process; BofA will remove Loan from watchlist as of Jan-09 reporting.
71
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Modified Loan Detail
Disclosure
Control #
Modification
Date
Cutoff
Maturity
Date
Modification
Description
Modified
Maturity
Date
Statement Date:
Ending
Principal
Balance
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Modified Loan Detail includes loans whose terms, fees, penalties or payments have been waived or extended.

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Maturity Extension Summary
Statement Date:
Loans which have had their Maturity Dates extended
Stated Principal Balance outstanding:
Weighted Average Extension Period:
Loans in the process of having their Maturity Dates extended
Stated Principal Balance outstanding:
Weighted Average Anticipated Extension Period:
Loans in the process of having their Maturity Dates further extended
Stated Principal Balance Outstanding:
Weighted Average Extension Period:
Loans paid-off that did experience Maturity Date extensions
Cutoff Principal Balance:
Weighted Average Extension Period:
0
0.00
0
0.00
Number of Loans:
0
Number of Loans:
0
0
0.00
0
Number of Loans:
Number of Loans:
0
0.00
0
Loans paid-off that did not experience Maturity Date extensions
Number of Loans:
Cutoff Principal Balance:
0
0.00

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Realized Loss Detail
Period
Disclosure
Control #
Appraisal
Date
Appraisal
Value
Beginning
Scheduled
Balance
Gross
Proceeds
Gross Proceeds
as a % of
Sched. Balance
Aggregate
Liquidation
Expenses *
Net
Liquidation
Proceeds
Net Proceeds
as a % of
Sched. Balance
Realized
Loss
Statement Date:
Current Total
Cumulative
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

* Aggregate liquidation expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc..

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Expense and Indemnification Detail
Statement Date:
Parties
Description
Amount
No Expenses/ Indemnification Amounts for the Current Period

09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Bond/Collateral Realized Loss Reconciliation
Statement Date:
Prospectus
ID
Period
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts Covered by
Overcollateralization
and other Credit
Support
Additional
(Recoveries)/
Expenses applied to
Realized Losses
Current Realized Loss
Applied to
Certificates*
Recoveries of
Realized Losses
paid as Cash
(Recoveries)/
Realized Loss
Applied to
Certificate Interest
Modification
Adjustments/Appraisal
Reduction Adjustment
Interest
(Shortages)/
Excesses applied
to Realized
Losses
Beginning
Balance of the
Loan at
Liquidation
A
B
C
D
E
Cumulative
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Description of Fields
A
B
C
D
E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Historical Collateral Level REO Report
Property
Type
Statement Date:
State
Book Value
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Realized
Loss
Disclosure
Control #
REO
Date
City
Appraisal
Date
Other
Revenue
Recovered
Type
(*)
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

(*) Legend: (1) Paid in Full, (2) Final Recovery Made, (3) Permitted Purchase (4) Final Recovery of REO, (5) Permitted purchase of REO

Banc of America Commercial Mortgage Inc.
Payment Date:
Prior Payment:
Next Payment:
Record Date:
10-Dec-08
10-Dec-08
10-Nov-08
12-Jan-09
28-Nov-08
Series 2008-1
Material Breaches and Material Document Defect Detail
Disclosure
Control #
Material Breach and Material Document Defect
Description
Material
Breach
Date
Statement Date:
Ending
Principal
Balance
Material
Breach
Status
09-Dec-2008 - 09:29 (EF62-EG07) (c) 2008 Bank Of America Corporation

Material breaches of pool asset representation or warranties or transaction covenants.